Report of Independent Registered
Public Accounting Firm

To the Shareholders and
Board of Trustees of MFS Series
Trust VIII

In planning and performing our audit of the
 financial statements of MFS
Income Fund (the Fund)
(one of the series constituting MFS
Series Trust VIII
(the Trust)) as of and for the year
ended October 31, 2020, in accordance
with the standards of the Public Company
Accounting Oversight Board (United
States), we considered the Trusts
internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trusts internal control over financial reporting.
Accordingly, we express no such
opinion.
The management of the Trust is
responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.
A companys internal control over
financial reporting is a process
designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of
records that, in reasonable detail, accurately
 and fairly reflect the transactions
and dispositions of the assets of the
 company; (2) provide reasonable
assurance that transactions are recorded
 as necessary to permit preparation of
financial statements in accordance with
 U.S. generally accepted accounting
principles, and that receipts and expenditures
 of the company are being made
only in accordance with authorizations of
 management and directors of the
company; and (3) provide reasonable assurance
 regarding prevention or timely
detection of unauthorized acquisition, use or
 disposition of a companys assets
that could have a material effect on the
 financial statements.
Because of its inherent limitations,
 internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of
effectiveness to future periods are subject
 to the risk that controls may become
inadequate because of changes in conditions,
 or that the degree of compliance
with the policies or procedures may deteriorate.
A deficiency in internal control over financial
 reporting exists when the design
or operation of a control does not
allow management or employees, in the
normal course of performing their
 assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a
combination of deficiencies,
 in internal control over financial
 reporting, such
that there is a reasonable possibility
 that a material misstatement of the
company?s annual or interim financial statements
 will not be prevented or
detected on a timely basis.
Our consideration of the Trusts internal
 control over financial reporting was
for the limited purpose described in
the first paragraph and would not
necessarily disclose all deficiencies
 in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States). However,
 we noted no deficiencies in the
Trusts internal control over financial
reporting and its operation, including
controls over safeguarding securities,
 that we consider to be a material
weakness as defined above as
 of October 31, 2020.
This report is intended solely for
 the information and use of management and the Board of Trustees of MFS Series
Trust VIII and the Securities and Exchange
Commission and is not intended to be and
 should not be used by anyone other
than these specified parties.

s/ ERNST & YOUNG LLP
Boston, Massachusetts
December 16, 2020